RETIREMENT PLAN (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Retirement Plan Details
Expenses related to contribution in retirement plan	$ 5,642	$ 5,000	$ 20,000